Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	International General Insurance Holdings Ltd.
Entity Central Index Key	0001794338
Entity File Number	001-39255
Entity Incorporation, State or Country Code	D0
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	74 Abdel Hamid Sharaf Street
Entity Address, City or Town	Amman 11194
Entity Address, Country	JO
Entity Address, Postal Zip Code	P.O. Box 941428
Entity Listings [Line Items]
Title of 12(b) Security	Common shares, $0.01 par value per share
Trading Symbol	IGIC
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	46,074,179
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Rawan Alsulaiman
Contact Personnel Email Address	Rawan.Alsulaiman@iginsure.com
Entity Address, Address Line One	74 Abdel Hamid Sharaf Street
Entity Address, City or Town	Amman 11194
Entity Address, Country	JO
Entity Address, Postal Zip Code	P.O. Box 941428
Entity Phone Fax Numbers [Line Items]
City Area Code	+962
Local Phone Number	6 562 2009